PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 53,846	$ 58,965
Less: accumulated depreciation	(45,158)	(47,700)
Property, Plant and Equipment, Net, Total	8,688	11,265
Depreciation expense	$ 3,663	$ 7,862	$ 9,625
Office equipment and furniture | Minimum
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	3 years
Office equipment and furniture | Maximum
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	5 years